Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

			Average
	Summary		Summary	Average
	Compensation	Compensation	Compensation	Compensation
	Total	Actually Paid	Total for	Actually paid to	Value of Initial Fixed $100			GAAP
	for CEO (1)	To CEO	Other NEOs (1)	Other NEOs	Investment Based On:		Net Income	Combined
Year	($)	(1), (2), (3) ($)	($)	(1), (2), (3) ($)	TSR	Peer Group (4)	($) (in millions)	Ratio (5)
2022	2,753,190	2,521,325	1,100,348	997,797	103.9	92.1	46.6	97.2%
2021	3,236,556	3,644,064	1,245,166	1,436,698	100.8	88.5	130.7	93.0%
2020	3,450,570	3,483,962	1,228,044	1,245,348	88.3	98.5	138.2	87.1%
1.	George M. Murphy was our CEO for each year presented. The individuals comprising the Other NEOs for each year presented were James D. Berry, Paul J. Narciso, Stephen A. Varga, and Christopher T. Whitford.
2.	The amounts shown for Compensation Actually Paid (CAP) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the company’s CEO or Other NEOs. These amounts reflect the Summary Compensation Table Total (SCT) with certain adjustments as described in footnote 3 below.

3.	CAP reflects the exclusions and inclusions of certain amounts for the CEO and the Other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table for the listed year.

	Summary	Exclusion of	Inclusion of	Compensation
	Compensation	Stock Awards for	Equity Values	Actually Paid To
	Total for CEO	CEO	for CEO	CEO
Year	($)	($)	($)	($)
2022	2,753,190	(900,000)	668,135	2,521,325
2021	3,236,556	(800,000)	1,207,509	3,644,064
2020	3,450,570	(800,000)	833,392	3,483,962

		Average	Average
	Summary	Exclusion of	Inclusion of	Average
	Compensation	Stock Awards	Equity Values	Compensation
	Total for	for	for	Actually Paid
	Other NEOs	Other NEOs	Other NEOs	to Other NEOs
Year	($)	($)	($)	($)
2022	1,100,348	(375,000)	272,449	997,797
2021	1,245,166	(381,250)	572,782	1,436,698
2020	1,228,044	(356,250)	373,554	1,245,348

	Year-End			Change In
	Fair Value			Fair Value
	Of Equity	Change In		From Last Day
	Awards	Fair Value	Vesting Date	Of Prior Year
	Granted	From Last Day	Fair Value Of	To Vesting	Fair Value At
	During Year	Of Prior Year	Equity Awards	Date Of	Last Day Of
	That Remained	To Last Day Of	Granted	Unvested	Prior Year Of
	Unvested	Year Of	During Year	Equity Awards	Equity Awards	Total
	As Of Last Day	Unvested	That Vested	That Vested	Forfeited	Inclusion of
	Of Year For	Equity Awards	During Year	During Year	During Year	Equity Values
	CEO	For CEO	For CEO	For CEO	For CEO	for CEO
Year	($)	($)	($)	($)	($)	($)
2022	868,509	(116,686)	-	(83,687)	-	668,135
2021	1,142,299	88,148	-	(22,938)	-	1,207,509
2020	886,473	(49,946)	-	(3,134)	-	833,392

Average
	Year-End			Average Change
	Fair Value Of	Average Change	Average	In Fair Value
	Equity Awards	In Fair Value	Vesting Date	From Last Day	Average
	Granted During	From Last Day	Fair Value	Of Prior Year	Fair Value
	Year That	Of Prior Year	Of Equity Awards	To Vesting Date	At Last Day Of	Total -
	Remained	To Last Day	Granted During	Of Unvested	Prior Year Of	Average
	Unvested As Of	Of Year Of	Year That Vested	Equity Awards	Equity Awards	Inclusion Of
	Last Day	Unvested Equity	During Year	That Vested	Forfeited	Equity Values
	Of Year For	Awards For	For	During Year For	During Year For	For
	Other NEOs	Other NEOs	Other NEOs	Other NEOs	Other NEOs	Other NEOs
Year	($)	($)	($)	($)	($)	($)
2022	361,820	(55,434)	0	(33,938)	0	272,449
2021	544,437	37,131	0	(8,786)	0	572,782
2020	394,797	(19,870)	0	(1,373)	0	373,554

4.	The Insurance Peer Group TSR set forth in this table utilizes a peer group comprised of seven selected property & casualty insurance companies as used in our stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. The peer group consists of Donegal Group, Inc., Erie Indemnity Company, Horace Mann Educators Corporation, The Hanover Insurance Group, Inc., Mercury General Corp., Selective Insurance Group, Inc., and United Fire Group. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the peer group, respectively. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies, where applicable, included in the peer group. Historical stock performance is not necessarily indicative of future stock performance. This peer group is not the Performance Peer Group used by the Committee to determine performance-based compensation awards or the Compensation Peer Group used by the Committee as a reference for compensation program design. See Compensation of Named Executive Officers, Compensation Discussion and Analysis, Benchmarking and Peer Group beginning on Page 31 for more information about the Committee's selection and use of these Peer Groups in making compensation decisions.
5.	For 2022, we determined Combined Ratio to be the most important financial performance measure used to link company performance to CAP for our CEO and Other NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Combined Ratio
Named Executive Officers, Footnote [Text Block]
1.	George M. Murphy was our CEO for each year presented. The individuals comprising the Other NEOs for each year presented were James D. Berry, Paul J. Narciso, Stephen A. Varga, and Christopher T. Whitford.

Peer Group Issuers, Footnote [Text Block]
4.	The Insurance Peer Group TSR set forth in this table utilizes a peer group comprised of seven selected property & casualty insurance companies as used in our stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. The peer group consists of Donegal Group, Inc., Erie Indemnity Company, Horace Mann Educators Corporation, The Hanover Insurance Group, Inc., Mercury General Corp., Selective Insurance Group, Inc., and United Fire Group. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the peer group, respectively. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies, where applicable, included in the peer group. Historical stock performance is not necessarily indicative of future stock performance. This peer group is not the Performance Peer Group used by the Committee to determine performance-based compensation awards or the Compensation Peer Group used by the Committee as a reference for compensation program design. See Compensation of Named Executive Officers, Compensation Discussion and Analysis, Benchmarking and Peer Group beginning on Page 31 for more information about the Committee's selection and use of these Peer Groups in making compensation decisions.

PEO Total Compensation Amount	$ 2,753,190	$ 3,236,556	$ 3,450,570
PEO Actually Paid Compensation Amount	$ 2,521,325	3,644,064	3,483,962
Adjustment To PEO Compensation, Footnote [Text Block]

3.	CAP reflects the exclusions and inclusions of certain amounts for the CEO and the Other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table for the listed year.

	Summary	Exclusion of	Inclusion of	Compensation
	Compensation	Stock Awards for	Equity Values	Actually Paid To
	Total for CEO	CEO	for CEO	CEO
Year	($)	($)	($)	($)
2022	2,753,190	(900,000)	668,135	2,521,325
2021	3,236,556	(800,000)	1,207,509	3,644,064
2020	3,450,570	(800,000)	833,392	3,483,962

	Year-End			Change In
	Fair Value			Fair Value
	Of Equity	Change In		From Last Day
	Awards	Fair Value	Vesting Date	Of Prior Year
	Granted	From Last Day	Fair Value Of	To Vesting	Fair Value At
	During Year	Of Prior Year	Equity Awards	Date Of	Last Day Of
	That Remained	To Last Day Of	Granted	Unvested	Prior Year Of
	Unvested	Year Of	During Year	Equity Awards	Equity Awards	Total
	As Of Last Day	Unvested	That Vested	That Vested	Forfeited	Inclusion of
	Of Year For	Equity Awards	During Year	During Year	During Year	Equity Values
	CEO	For CEO	For CEO	For CEO	For CEO	for CEO
Year	($)	($)	($)	($)	($)	($)
2022	868,509	(116,686)	-	(83,687)	-	668,135
2021	1,142,299	88,148	-	(22,938)	-	1,207,509
2020	886,473	(49,946)	-	(3,134)	-	833,392

Non-PEO NEO Average Total Compensation Amount	$ 1,100,348	1,245,166	1,228,044
Non-PEO NEO Average Compensation Actually Paid Amount	$ 997,797	1,436,698	1,245,348
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
3.	CAP reflects the exclusions and inclusions of certain amounts for the CEO and the Other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table for the listed year.

		Average	Average
	Summary	Exclusion of	Inclusion of	Average
	Compensation	Stock Awards	Equity Values	Compensation
	Total for	for	for	Actually Paid
	Other NEOs	Other NEOs	Other NEOs	to Other NEOs
Year	($)	($)	($)	($)
2022	1,100,348	(375,000)	272,449	997,797
2021	1,245,166	(381,250)	572,782	1,436,698
2020	1,228,044	(356,250)	373,554	1,245,348

Average
	Year-End			Average Change
	Fair Value Of	Average Change	Average	In Fair Value
	Equity Awards	In Fair Value	Vesting Date	From Last Day	Average
	Granted During	From Last Day	Fair Value	Of Prior Year	Fair Value
	Year That	Of Prior Year	Of Equity Awards	To Vesting Date	At Last Day Of	Total -
	Remained	To Last Day	Granted During	Of Unvested	Prior Year Of	Average
	Unvested As Of	Of Year Of	Year That Vested	Equity Awards	Equity Awards	Inclusion Of
	Last Day	Unvested Equity	During Year	That Vested	Forfeited	Equity Values
	Of Year For	Awards For	For	During Year For	During Year For	For
	Other NEOs	Other NEOs	Other NEOs	Other NEOs	Other NEOs	Other NEOs
Year	($)	($)	($)	($)	($)	($)
2022	361,820	(55,434)	0	(33,938)	0	272,449
2021	544,437	37,131	0	(8,786)	0	572,782
2020	394,797	(19,870)	0	(1,373)	0	373,554

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CAP and Cumulative TSR

As shown in the charts below, the CEO and Other NEOs’ CAP amounts are aligned with the company’s TSR. This is due primarily to the company's use of equity incentives, which are tied directly to stock price in addition to the company’s financial performance. As described in more detail in Compensation of Named Executive Officers, Compensation Discussion and Analysis, Long-Term Incentive beginning on Page 29, the Committee selected 3-year TSR relative to the Performance Peer Group as the performance objective for performance-based restricted stock awards that were granted in the listed years. The same measure also applied to performance-based restricted stock awards that vested during the listed years.

Compensation Actually Paid vs. Net Income [Text Block]

CAP and Net Income

As shown in the charts below, the company’s net income has varied significantly in the years presented. This is due in large part to the inclusion of the change in fair value in our equity portfolio in the net income calculation in accordance with Financial Accounting Standards Board (FASB), ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10) - Recognition and Measurement of Financial Assets and Financial Liabilities. Stock market volatility throughout the period also affected the valuations of outstanding equity incentives.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

CAP and Combined Ratio

The charts below show the CEO and Other NEOs’ CAP amounts compared to the company's Combined Ratio. As described in more detail in Compensation of Named Executive Officers, Compensation Discussion and Analysis, beginning on Page 32, the committee selected Combined Ratio relative to the Performance Peer Group targets as the performance objective for long-term incentive compensation awards that were granted in the listed years.

Total Shareholder Return Vs Peer Group [Text Block]

CAP and Cumulative TSR

As shown in the charts below, the CEO and Other NEOs’ CAP amounts are aligned with the company’s TSR. This is due primarily to the company's use of equity incentives, which are tied directly to stock price in addition to the company’s financial performance. As described in more detail in Compensation of Named Executive Officers, Compensation Discussion and Analysis, Long-Term Incentive beginning on Page 29, the Committee selected 3-year TSR relative to the Performance Peer Group as the performance objective for performance-based restricted stock awards that were granted in the listed years. The same measure also applied to performance-based restricted stock awards that vested during the listed years.

Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in “Compensation of Named Executive Officers – Compensation Discussion and Analysis,” the company’s executive compensation program is based on a pay-for-performance philosophy. The metrics that the company uses for both our short-term and long-term performance-based awards are selected to incentivize achievement of both short-term and long-term performance objectives that create value for our enterprise and our shareholders.

The principal financial metrics that we use to link compensation actually paid to our performance for 2022, are as follows:

Financial Performance Measures
Earnings Before Interest, Taxes, Changes in Unrealized Gains and Losses on Equity Securities and Credit Loss Expense
Combined Ratio
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 103.9	100.8	88.3
Peer Group Total Shareholder Return Amount	92.1	88.5	98.5
Net Income (Loss)	$ 46,600,000	$ 130,700,000	$ 138,200,000
Company Selected Measure Amount	97.2	93.0	87.1
PEO Name	George M. Murphy
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Before Interest
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Taxes
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Changes in Unrealized Gains and Losses on Equity Securities and Credit Loss Expense
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Combined Ratio
Non-GAAP Measure Description [Text Block]
5.	For 2022, we determined Combined Ratio to be the most important financial performance measure used to link company performance to CAP for our CEO and Other NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
PEO [Member] | Exclusion of Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (900,000)	$ (800,000)	$ (800,000)
PEO [Member] | Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	668,135	1,207,509	833,392
PEO [Member] | Year-End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	868,509	1,142,299	886,473
PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(116,686)	88,148	(49,946)
PEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(83,687)	(22,938)	(3,134)
Non-PEO NEO [Member] | Exclusion of Stock Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(375,000)	(381,250)	(356,250)
Non-PEO NEO [Member] | Inclusion of Equity Values
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	272,449	572,782	373,554
Non-PEO NEO [Member] | Year-End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	361,820	544,437	394,797
Non-PEO NEO [Member] | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(55,434)	37,131	(19,870)
Non-PEO NEO [Member] | Vesting Date Fair Value Of Equity Awards Granted During Year That Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(33,938)	(8,786)	(1,373)
Non-PEO NEO [Member] | Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0